Note 14 - Derivative Financial Instruments	12 Months Ended
Dec. 31, 2020
Notes to Financial Statements
Derivative Instruments and Hedging Activities Disclosure [Text Block]
14.
Derivative Financial Instruments

Interest rate swaps

On
October 17, 2014,
the Company entered into
one
interest rate swap contract with Eurobank – Ergasias S.A. (“Eurobank”) for a notional amount of
$10.0
million, with inception date on
October 14, 2014
and maturity date on
May 28, 2019,
in order to manage interest costs and the risk associated with changing interest rates of the Company's loans. Under the terms of the swap, Eurobank made a quarterly payment to the Company equal to the
3
-month LIBOR while the Company paid an adjustable rate averaging
1.97%
(more specifically, the Company paid the fixed rate of
0.50%
until
November 28, 2016,
then
0.95%
until
November 28, 2017
and then
3.55%
until
May 28, 2019)
based on the relevant notional amount.

On
April 16, 2020,
the Company entered into
one
interest rate swap contract with Eurobank on a notional amount of
$30.0
million, with inception date on
April 24, 2020
and maturity date on
April 24, 2025.
Under the terms of the swap, Eurobank makes a quarterly payment to the Company equal to the
3
-month LIBOR while the Company pays a fixed rate of
0.78%
based on the relevant notional amount.

The interest rate swap contract did
not
qualify for hedge accounting as of
December
31,
2020.
As of
December 31, 2019,
the Company had
no
interest rate swaps open positions.

Derivatives not designated as hedging instruments	Balance Sheet Location	December 31, 2019	December 31, 2020

Interest rate swap contract	Current liabilities – Derivative	-	203,553
Interest rate swap contract	Long-term liabilities – Derivative	-	362,195
Total derivative liabilities		-	565,748

Derivatives not designated as hedging instruments	Location of gain (loss) recognized	Year Ended December 31, 2018	Year Ended December 31, 2019	Year Ended December 31, 2020
Interest rate swap contract– Unrealized gain / (loss)	Loss on derivatives, net	204,647	-	(565,748)
Interest rate swap contract- Realized loss	Loss on derivatives, net	(201,745)	(2,885)	(22,240)
Total net gain / (loss) on interest rate swap contract		2,902	(2,885)	587,988

Freight Forward Agreements (“FFA”)

In
December 2017,
the Company entered into
three
FFA contracts on the Baltic Panamax Index (“BPI”) for the
first
three
calendar months of
2018,
totaling
90
days at an average time charter equivalent rate of
$11,000
per day.
The
contracts are settled on a monthly basis using the average of the BPI for the days of the month the BPI is published.  The Company receives a payment if the average BPI for the month is below the contract rate equal to the difference of the contract rate less the average BPI for the month times the number of contract days sold; if the average BPI for the month is greater than the contract rate, the Company makes a payment equal to the difference of the average BPI for the month less the contract rate times the number of contract days sold. If the Company buys contracts previously sold (or the opposite) the Company receives or pays the difference of the two
rates for the period covered by the contracts.

The FFA contracts did
not
qualify for hedge accounting. The Company follows guidance relating to “Fair value measurements” to calculate the fair value of the FFA contracts (see Note
16
).

FFA contracts not designated as hedging instruments	Location of gain (loss) recognized	Year Ended December 31, 2018	Year Ended December 31, 2019	Year Ended December 31, 2020
FFA contracts – Unrealized loss	Loss on derivatives, net	-	-	-
FFA contracts – Realized loss	Loss on derivatives, net	(47,245)	-	-
Total loss on FFA contracts		(47,245)	-	-